Provisions (Tables)	3 Months Ended
Mar. 31, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m	€m
Balance as of January 1, 2020	7.4	1.2	6.9	31.3	46.8
Additional provision in the period	1.2	—	—	1.4	2.6
Release of provision	—	—	—	(0.3)	(0.3)
Utilization of provision	(2.0)	—	—	(4.2)	(6.2)
Foreign exchange	(0.2)	—	—	(0.1)	(0.3)
Balance as of March 31, 2020	6.4	1.2	6.9	28.1	42.6

Analysis of total provisions:				March 31, 2020	December 31, 2019
Current				36.5	40.9
Non-current				6.1	5.9
Total				42.6	46.8